17. Borrowings and financing (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Current assets	R$ 43	R$ 0	R$ 0
Noncurrent assets	44	28	0
Borrowings and financing, current liabilities	2,016	1,251	2,957
Borrowings and financing, noncurrent liabilities	3,509	3,337	2,912
Borrowings and financing	5,438	4,560	R$ 5,869
Debentures and Certificate of Agribusiness
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	4,146	3,015
Debentures and Certificate of Agribusiness | Receivables
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	4,146	3,015
Borrowings and financing | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	525	627
Borrowings and financing | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	767	918
Borrowings and financing | BNDES | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	37	45
Borrowings and financing | Working capital | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	238	285
Borrowings and financing | Working capital | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	843	664
Borrowings and financing | Working capital | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	112	125
Borrowings and financing | Working capital | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	0	200
Borrowings and financing | Finance lease | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	152	195
Borrowings and financing | Swap contracts | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	(11)	(19)
Borrowings and financing | Swap contracts | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	(76)	55
Borrowings and financing | Borrowing cost | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	(3)	(4)
Borrowings and financing | Borrowing cost | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings and financing	R$ 0	R$ (1)